SIGNIFICANT ACCOUNTING POLICIES - Remaining Performance Obligations (Details) $ in Millions	Dec. 31, 2024 USD ($)
2022-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected amount of remaining performance obligations	$ 33
Expected percent of remaining performance obligations	53.00%
2023-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected percent of remaining performance obligations	27.00%